Dividends, textual (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($) item $ / shares
Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preferred Stock Dividends Per Share Cash Paid Quarterly | $ / shares	$ 0.5
Number Of Quarters Of Dividend Payments | item	2
Dividends paid preferred shares | $	$ 1,537
Series C cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preferred Stock Dividends Per Share Cash Paid Quarterly | $ / shares	$ 0.5
Number Of Quarters Of Dividend Payments | item	2
Dividends paid preferred shares | $	$ 2,300
Series D cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preferred Stock Dividends Per Share Cash Paid Quarterly | $ / shares	$ 0.5
Number Of Quarters Of Dividend Payments | item	2
Dividends paid preferred shares | $	$ 3,200